Background and Basis of Presentation - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 28, 2013	Mar. 31, 2013 Segment Country	Dec. 31, 2012 Segment Country
Business And Basis Of Presentation [Line Items]
Number of reportable segments		3	3
Number of countries in which entity operates		100	100
Currency devaluation percentage	32.00%
Foreign currency exchange transaction gains, net		$ 12
Scenario, Previously Reported [Member]
Business And Basis Of Presentation [Line Items]
Foreign currency exchange rate		0.0430
Scenario, Actual [Member]
Business And Basis Of Presentation [Line Items]
Foreign currency exchange rate		0.0630